Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Franklin ClearBridge Enhanced Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin ClearBridge Enhanced Income ETF (NAV)
Average Annual Return, Percent	11.20%	16.38%	11.53%
ClearBridge Large Cap Growth ESG ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearBridge Large Cap Growth ESG ETF (NAV)
Average Annual Return, Percent	3.87%	17.46%	14.81%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%	12.68%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%	18.59%	13.36%
CBOE S&P 500 BuyWrite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent	9.80%	11.69%	6.01%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	7.76%	20.09%	16.52%